Stockholders' Equity (Stock Options And Warrants Related To Stock-Based Compensation) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	3,012	[1]	2,842	1,166
Options Outstanding Weighted Average Remaining Contractual Term (Years)	7 years 9 months 7 days
Options Outstanding Weighted Average Exercise Price	$ 2.09		$ 2.33	$ 3.44
Options Exercisable Number Exercisable (in thousands)	1,321	[2]
Options Exercisable Weighted Average Exercise Price	$ 2.76
Range Of Exercise Prices 0.00 - 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	2,212
Options Outstanding Weighted Average Remaining Contractual Term (Years)	8 years 3 months 18 days
Options Outstanding Weighted Average Exercise Price	$ 1.57
Options Exercisable Number Exercisable (in thousands)	545
Options Exercisable Weighted Average Exercise Price	$ 1.69
Range Of Exercise Prices 2.01 - 4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	675
Options Outstanding Weighted Average Remaining Contractual Term (Years)	6 years 2 months 5 days
Options Outstanding Weighted Average Exercise Price	$ 3.34
Options Exercisable Number Exercisable (in thousands)	668
Options Exercisable Weighted Average Exercise Price	$ 3.33
Range Of Exercise Prices 4.01 - 6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in thousands)	125
Options Outstanding Weighted Average Remaining Contractual Term (Years)	6 years 11 months 8 days
Options Outstanding Weighted Average Exercise Price	$ 4.61
Options Exercisable Number Exercisable (in thousands)	108
Options Exercisable Weighted Average Exercise Price	$ 4.61

[1]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013.
[2]	The aggregate intrinsic value of these stock options and warrants is $0 as of December 31, 2013. The weighted-average remaining contractual term for these options is 6.45 years as of December 31, 2013.